SCHEDULE IV - Reinsurance (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Life reinsurance in force
Gross amount	[1]	$ 0	$ 0	$ 0
Ceded to other companies	[1]	17,632,050	16,349,433	15,136,473
Assumed from other companies	[1]	359,376,352	349,064,323	295,171,940
Net amount	[1]	$ 341,744,302	$ 332,714,890	$ 280,035,467
Percentage of amount assumed to net	[1]	105.00%	105.00%	105.00%
Reinsurance Premiums For Insurance Companies By Product Segment Net Amount [Abstract]
Gross amount		$ 275,923	$ 248,501	$ 261,760
Ceded to other companies		397,860	474,121	446,565
Assumed from other companies		6,647,155	5,739,430	5,209,786
Net premiums earned		$ 6,525,218	$ 5,513,810	$ 5,024,981
Percentage of amount assumed to net		102.00%	104.00%	104.00%
Life [Member]
Reinsurance Premiums For Insurance Companies By Product Segment Net Amount [Abstract]
Gross amount		$ 0	$ 0	$ 0
Ceded to other companies		22,559	24,025	18,094
Assumed from other companies		1,427,723	1,184,604	944,752
Net premiums earned		$ 1,405,164	$ 1,160,579	$ 926,658
Percentage of amount assumed to net		102.00%	102.00%	102.00%
Accident and health [Member]
Reinsurance Premiums For Insurance Companies By Product Segment Net Amount [Abstract]
Gross amount		$ 0	$ 0	$ 0
Ceded to other companies		0	0	0
Assumed from other companies		61,998	51,369	43,132
Net premiums earned		$ 61,998	$ 51,369	$ 43,132
Percentage of amount assumed to net		100.00%	100.00%	100.00%
Property and casualty [Member]
Reinsurance Premiums For Insurance Companies By Product Segment Net Amount [Abstract]
Gross amount	[2]	$ 275,923	$ 248,501	$ 261,760
Ceded to other companies	[2]	375,301	450,096	428,471
Assumed from other companies	[2]	5,157,434	4,503,457	4,221,902
Net premiums earned	[2]	$ 5,058,056	$ 4,301,862	$ 4,055,191
Percentage of amount assumed to net	[2]	102.00%	105.00%	104.00%

[1]	Life reinsurance in force excludes products that do not pass risk transfer,
[2]	P&C includes Specialty and U.S. health premiums.